UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3614

Oppenheimer Rochester Fund Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS      September 30, 2013 / Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—111.2%
New York—81.9%
$1,035,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.375%		12/01/2024	$1,048,434
1,700,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.625		12/01/2034	1,709,350
605,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900		07/01/2021	566,843
1,315,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625		07/01/2031	1,371,466
1,525,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.375		07/01/2026	1,600,213
8,165,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.875		07/01/2041	8,485,803
1,420,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.500		12/01/2028	1,421,093
645,000	Albany, NY IDA (Albany Rehabilitation)[1]	8.375		06/01/2023	644,413
3,125,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2027	2,890,375
900,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2037	757,503
1,350,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2032	1,186,636
900,000	Albany, NY IDA (New Covenant Charter School)[6]	7.000		05/01/2025	134,730
850,000	Albany, NY IDA (Sage Colleges)[1]	5.250		04/01/2019	838,440
1,760,000	Albany, NY IDA (Sage Colleges)[1]	5.300		04/01/2029	1,544,664
70,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250		11/15/2032	71,833
1,770,000	Albany, NY Parking Authority	1.207	[2]	11/01/2017	1,454,834
5,245,000	Amherst, NY IDA (Beechwood Health Care Center)[1]	5.200		01/01/2040	4,338,139
660,000	Blauvelt, NY Volunteer Fire Company	6.250		10/15/2017	654,997
2,735,000	Brookhaven, NY IDA (Enecon Corp.)[1]	6.300		11/01/2033	2,474,136
1,805,000	Brookhaven, NY IDA (Stony Brook Foundation)[1]	6.500		11/01/2020	1,807,310
3,030,000	Broome County, NY IDA (University Plaza)[1]	5.000		08/01/2036	2,669,339
1,250,000	Broome County, NY IDA (University Plaza)[1]	5.100		08/01/2036	1,116,700
3,000,000	Broome County, NY IDA (University Plaza)[1]	5.200		08/01/2030	2,820,210
95,000	Broome County, NY IDA (University Plaza)[1]	5.000		08/01/2025	92,186
1,000,000	Broome County, NY IDA (University Plaza)[1]	5.100		08/01/2030	929,380
4,450,000	Broome County, NY IDA (University Plaza)[1]	5.200		08/01/2036	4,030,587
1,770,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.375		10/01/2041	1,841,402
870,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	6.000		10/01/2031	971,077
860,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2032	877,802

1	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
3,000,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.750		11/01/2030	2,774,070
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)[1]	5.000		05/01/2040	1,021,900
970,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.450		09/15/2019	970,485
95,000	Chautauqua, NY Utility District[1]	5.000		06/01/2023	98,642
105,000	Chautauqua, NY Utility District[1]	5.000		06/01/2025	108,254

Principal Amount		Coupon		Maturity	Value
New York Continued
$1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	5.000%		07/01/2033	$1,521,060
840,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	4.850		07/01/2023	859,832
1,705,000	Clifton Springs, NY Hospital & Clinic[1]	8.000		01/01/2020	1,587,594
25,000	Cohoes, NY GO	6.250		03/15/2014	25,102
25,000	Cohoes, NY GO	6.250		03/15/2015	25,104
25,000	Cohoes, NY GO	6.250		03/15/2016	25,098
490,000	Columbia County, NY IDA (Berkshire Farms)[1]	7.500		12/30/2014	484,566
7,000,000	Dutchess County, NY IDA (Bard College)[1]	5.000		08/01/2046	6,734,490
2,200,000	Dutchess County, NY IDA (Elant Fishkill)[1]	5.250		01/01/2037	1,807,520
800,000	Dutchess County, NY IDA (St. Francis Hospital)[1]	7.500		03/01/2029	810,008
650,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.750		07/01/2040	689,240
1,000,000	Dutchess County, NY Water & Wastewater Authority	5.400	[2]	06/01/2027	582,530
2,135,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)[1]	6.750		03/01/2030	2,134,936
2,460,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500		08/01/2033	2,195,255
2,875,000	Elmira, NY Hsg. Authority (Eastgate Apartments)[1]	6.250		06/01/2044	2,415,776
1,465,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2031	1,563,008
865,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2032	919,979
1,735,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2030	1,858,064
7,050,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.875		06/01/2035	7,237,459
2,900,000	Erie County, NY IDA (Global Concepts Charter School)1,[3]	6.250		10/01/2037	2,921,576
715,000	Erie County, NY IDA (The Episcopal Church Home)[1]	6.000		02/01/2028	715,300
72,595,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	54,339,535
25,330,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2038	19,710,540
135,450,000	Erie County, NY Tobacco Asset Securitization Corp.	6.488	[2]	06/01/2050	2,813,296
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.650	[2]	06/01/2060	3,686,400

2	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
93,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.140	[2]	06/01/2047	2,881,140
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.196	[2]	06/01/2055	1,533,027
1,500,000	Essex County, NY IDA (International Paper Company)[1]	6.625		09/01/2032	1,609,785
1,410,000	Essex County, NY IDA (International Paper Company)[1]	4.600		03/01/2027	1,344,675

Principal Amount		Coupon		Maturity	Value
New York Continued
$2,300,000	Essex County, NY IDA (International Paper Company)[1]	6.450%		11/15/2023	$2,300,115
1,235,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	1,253,142
975,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	1,002,651
1,100,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300		06/01/2035	1,093,741
410,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	416,224
320,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	329,286
1,625,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500		10/01/2026	1,624,984
1,850,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500		08/15/2022	1,850,536
220,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.200		03/01/2028	220,026
185,000	Fishkill, NY GO1	5.000		04/15/2029	186,289
900,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	913,662
100,000	Glens Falls, NY GO1	6.000		02/01/2040	107,430
1,695,000	Green Island, NY Power Authority[1]	6.000		12/15/2025	1,700,187
1,865,000	Green Island, NY Power Authority[1]	6.000		12/15/2020	1,874,959
960,000	Green Island, NY Power Authority[1]	5.125		12/15/2024	903,283
1,945,000	Hempstead, NY IDA (Adelphi University)[1]	5.000		10/01/2030	2,027,701
3,665,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	6.500		11/01/2038	3,256,499
810,000	Herkimer County, NY IDA (Folts Adult Home)	5.500		03/20/2040	896,832
1,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250		08/01/2034	1,000,390
34,450,000	Hudson Yards, NY Infrastructure Corp.[1]	5.750		02/15/2047	36,513,900
4,840,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000		02/15/2047	4,856,746
840,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000		05/01/2029	839,916
90,000	Huntington, NY Hsg. Authority (GJSR)[1]	5.875		05/01/2019	90,072
8,500,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000		05/01/2039	8,198,335
9,695,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	6.250		12/01/2031	10,006,016
1,125,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	6.250		12/01/2031	1,161,090
29,735,000	L.I., NY Power Authority, Series A	5.000		09/01/2037	30,225,925
3,400,000	L.I., NY Power Authority, Series A1	5.000		05/01/2036	3,477,384
26,395,000	L.I., NY Power Authority, Series A1	5.000		05/01/2038	26,709,628

3	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
9,800,000	L.I., NY Power Authority, Series A1	5.750		04/01/2039	10,513,538
23,515,000	L.I., NY Power Authority, Series A	5.000		09/01/2042	23,665,496
65,000	L.I., NY Power Authority, Series B1	5.000		12/01/2035	65,305
7,000,000	L.I., NY Power Authority, Series B	5.000		09/01/2029	7,223,370
1,900,000	L.I., NY Power Authority, Series B1	5.750		04/01/2033	2,051,867
300,000	L.I., NY Power Authority, Series C1	5.000		09/01/2033	300,783
100,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000		06/01/2033	97,318
5,300,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000		06/01/2040	4,976,912

Principal Amount		Coupon		Maturity	Value
New York Continued
$1,100,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000%		06/01/2032	$1,033,175
860,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000		06/01/2028	831,732
5,500,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.350		02/01/2031	5,521,890
1,320,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.300		02/01/2021	1,320,581
570,000	Middletown, NY IDA (Flanagan Design & Display)[6]	7.500		11/01/2018	421,920
50,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.750		05/01/2023	50,008
860,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.875		05/01/2033	841,398
2,420,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)[1]	6.500		12/01/2042	2,250,285
1,130,000	Monroe County, NY IDA (Rochester Schools Modernization)	5.000		05/01/2030	1,190,658
3,660,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.500		07/01/2027	2,941,213
2,345,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.375		07/01/2032	1,714,476
455,000	Monroe County, NY IDA (Volunteers of America)[1]	5.700		08/01/2018	437,778
2,765,000	Monroe County, NY IDA (Volunteers of America)[1]	5.750		08/01/2028	2,485,348
1,840,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.500		10/01/2041	1,879,376
500,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.250		10/01/2031	510,145
850,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000		10/01/2026	887,731
850,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.625		06/01/2026	905,148
1,495,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2034	1,569,496
15,100,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750		08/15/2035	16,213,776
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[2]	06/01/2061	2,314,000
580,000	Monroe, NY Newpower Corp[1]	5.625		01/01/2026	581,438
2,265,000	Monroe, NY Newpower Corp.[1]	5.500		01/01/2034	2,221,421
700,000	Mount Vernon, NY IDA (Kings Court)[1]	5.200		12/01/2033	706,013

4	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
2,600,000	Mount Vernon, NY IDA (Meadowview)[1]	6.200		06/01/2029	2,580,448
1,655,000	Mount Vernon, NY IDA (Meadowview)[1]	6.150		06/01/2019	1,655,877
1,218,573	Municipal Assistance Corp. for Troy, NY	5.741	[2]	01/15/2022	943,870
802,824	Municipal Assistance Corp. for Troy, NY	5.733	[2]	07/15/2021	639,473
560,000	Nassau County, NY IDA (ACDS)[1]	5.950		11/01/2022	522,598
195,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.500		06/01/2015	195,374
400,000	Nassau County, NY IDA (ALIA-HH)[1]	7.125		06/01/2017	401,244
310,000	Nassau County, NY IDA (ALIA-HHS)[1]	7.125		06/01/2017	310,964
25,000	Nassau County, NY IDA (ALIA-LVH)[1]	7.500		06/01/2015	25,048

Principal Amount		Coupon		Maturity	Value
New York Continued
$7,765,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700%		01/01/2043	$4,306,469
145,000	Nassau County, NY IDA (CNGCS)[1]	7.500		06/01/2015	145,278
2,245,000	Nassau County, NY IDA (CNGCS)[1]	8.150		06/01/2030	2,246,594
4,180,000	Nassau County, NY IDA (CSMR)[1]	5.950		11/01/2022	3,900,818
525,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950		11/01/2022	489,935
1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.500		11/01/2037	1,477,765
3,150,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250		06/01/2027	3,158,442
575,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950		11/01/2022	536,596
3,535,000	Nassau County, NY IDA (New York Water Service Corp.)[1]	5.000		12/01/2035	3,516,017
1,810,000	Nassau County, NY IDA (North Shore CFGA)[1]	6.750		05/01/2024	1,786,977
985,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150		11/01/2022	932,273
645,000	Nassau County, NY IDA (United Veteran’s Beacon House)[1]	6.500		11/01/2037	574,192
460,000	Nassau County, NY IDA, Series A-A1	6.000		06/01/2021	447,543
5,300,000	Nassau County, NY IDA, Series A-B1	6.000		06/01/2021	5,156,476
515,000	Nassau County, NY IDA, Series A-C1	6.000		06/01/2021	501,054
575,000	Nassau County, NY IDA, Series A-D1	6.000		06/01/2021	559,429
2,400,000	Nassau County, NY Local Economic Assistance Corp. (Winthrop University Hospital)	5.000		07/01/2032	2,386,824
4,490,000	Nassau County, NY Local Economic Assistance Corp. (Winthrop University Hospital)	5.000		07/01/2037	4,394,947
20,000,000	Nassau County, NY Tobacco Settlement Corp.	6.061	[2]	06/01/2046	633,800
1,055,215,000	Nassau County, NY Tobacco Settlement Corp.	5.646	[2]	06/01/2060	4,695,707
105,975,000	Nassau County, NY Tobacco Settlement Corp.	6.169	[2]	06/01/2046	3,112,486
40,000,000	Nassau County, NY Tobacco Settlement Corp.	6.350	[2]	06/01/2060	144,000
9,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250		06/01/2026	8,059,500

5	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
122,875,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125		06/01/2046	89,887,977
22,780,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.000		06/01/2035	17,238,993
3,670,000	New Rochelle, NY IDA (Soundview Apartments)[1]	5.375		04/01/2036	3,716,903
1,800,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	1,806,084
1,480,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	1,419,527
6,295,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	5,860,142
20,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.750		05/15/2022	19,672
125,000	Niagara Falls, NY Public Water Authority[1]	5.500		07/15/2034	126,658
500,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2035	497,365
850,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2042	828,512
385,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000		04/01/2028	362,997

Principal Amount		Coupon		Maturity	Value
New York Continued
$2,025,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625%		04/01/2029	$2,040,147
2,470,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)[1]	7.375		12/15/2021	2,928,210
5,185,000	NY Counties Tobacco Trust I1	6.250		06/01/2028	5,074,974
19,230,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	18,652,331
6,245,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	5,955,357
29,835,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	28,191,987
53,880,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	54,417,722
245,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	244,978
7,000,000	NY Counties Tobacco Trust IV1	5.000		06/01/2038	5,502,420
304,690,000	NY Counties Tobacco Trust IV	5.373	[2]	06/01/2055	3,686,749
608,700,000	NY Counties Tobacco Trust IV	5.823	[2]	06/01/2060	2,191,320
131,335,000	NY Counties Tobacco Trust IV	4.866	[2]	06/01/2050	2,737,021
52,535,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2042	38,096,806
82,500,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250		06/01/2041	72,255,150
38,275,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2045	27,456,954
598,653,613	NY Counties Tobacco Trust V	5.173	[2]	06/01/2050	13,559,504
236,140,000	NY Counties Tobacco Trust V	6.070	[2]	06/01/2038	17,424,771
643,195,000	NY Counties Tobacco Trust V	6.850	[2]	06/01/2055	6,386,926
3,845,000,000	NY Counties Tobacco Trust V	6.734	[2]	06/01/2060	13,842,000
62,345,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[4]	5.625		01/15/2046	65,831,924
15,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.125		01/15/2044	15,632,850
2,199,995	NY Liberty Devel. Corp. (National Sports Museum)[6]	6.125		02/15/2019	22
6,510,000	NY MTA, Series 2008C1	6.500		11/15/2028	7,625,163
500,000	NY MTA, Series A	5.000		11/15/2027	543,450

6	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
340,000	NY MTA, Series A1	5.000		11/15/2032	340,282
3,400,000	NY MTA, Series A	5.000		11/15/2029	3,621,680
500,000	NY MTA, Series A	5.000		11/15/2026	549,720
6,800,000	NY MTA, Series A1	5.250		11/15/2038	7,054,456
230,000	NY MTA, Series C1	5.000		11/15/2031	241,502
4,000,000	NY MTA, Series C	5.000		11/15/2038	4,088,720
1,100,000	NY MTA, Series D	5.250		11/15/2032	1,175,680
1,375,000	NY MTA, Series D	5.250		11/15/2026	1,546,311
27,675,000	NY MTA, Series D	5.000		11/15/2030	29,165,852
1,225,000	NY MTA, Series D1	5.250		11/15/2034	1,280,407
690,000	NY MTA, Series D	5.250		11/15/2028	764,230
18,400,000	NY MTA, Series D	5.000		11/15/2027	19,864,824
2,150,000	NY MTA, Series D	5.000		11/15/2032	2,245,976
1,100,000	NY MTA, Series D	5.250		11/15/2031	1,182,192
585,000	NY MTA, Series D	5.250		11/15/2027	650,128
1,100,000	NY MTA, Series D	5.250		11/15/2030	1,194,413
1,100,000	NY MTA, Series D	5.250		11/15/2033	1,172,897
1,100,000	NY MTA, Series D	5.250		11/15/2029	1,204,863
8,000,000	NY MTA, Series D-1	5.000		11/01/2027	8,663,280
3,500,000	NY MTA, Series D-1	5.000		11/01/2028	3,756,060
41,970,000	NY MTA, Series F1	5.000		11/15/2030	44,230,924

Principal Amount		Coupon		Maturity	Value
New York Continued
$2,100,000	NY MTA, Series H1	5.000%		11/15/2033	$2,188,935
3,000,000	NY MTA, Series H1	5.000		11/15/2025	3,325,350
1,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2034	1,052,330
1,500,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2031	1,611,300
2,100,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2030	2,269,134
4,470,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2037	4,564,049
10,860,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2028	11,865,201
3,200,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2029	3,461,408
250,510,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	193,909,771
317,515,000	NY TSASC, Inc. (TFABs)[1]	5.125		06/01/2042	239,558,717
13,950,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	12,326,359
5,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)[1]	7.250	[5]	11/01/2042	4,990,600
5,000	NYC GO1	5.500		12/01/2031	5,017
3,000,000	NYC GO1	5.000		08/01/2029	3,249,180
5,000	NYC GO1	5.320		01/15/2028	5,015
70,000	NYC GO1	5.000		04/01/2035	72,803
5,135,000	NYC GO	5.000		10/01/2032	5,483,975
240,000	NYC GO1	5.250		06/01/2027	240,720
5,000	NYC GO1	5.000		04/01/2035	5,354
1,915,000	NYC GO	5.000		10/01/2034	2,028,866
10,920,000	NYC GO4	5.000		08/01/2030	11,372,306
3,300,000	NYC GO1	5.000		10/01/2033	3,514,038
15,000	NYC GO1	5.500		11/15/2037	15,050
40,000	NYC GO1	5.500		08/01/2022	40,136
2,500,000	NYC GO1	5.000		10/01/2029	2,711,050
2,000,000	NYC GO1	6.250		12/15/2031	2,274,160

7	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
15,000	NYC GO1	5.000		06/01/2020	16,172
5,400,000	NYC GO4	5.000		08/01/2035	5,629,100
5,000	NYC GO1	7.250		08/15/2024	5,023
350,000	NYC GO	5.000		10/01/2030	377,338
5,760,000	NYC GO	5.000		08/01/2031	6,190,848
5,000	NYC GO1	7.750		08/15/2028	5,112
5,000	NYC GO1	5.375		12/01/2026	5,022
20,000,000	NYC GO4	5.250		03/01/2021	22,894,800
8,750,000	NYC GO	5.000		03/01/2033	9,338,788
35,590,000	NYC GO1	4.950	[5]	12/15/2033	35,801,761
155,000	NYC GO1	5.000		10/15/2033	155,313
8,915,000	NYC GO4	5.000		03/01/2035	9,254,388
9,265,000	NYC GO4	5.000		12/01/2033	9,598,433
5,000	NYC GO1	5.250		01/15/2033	5,016
395,000	NYC GO1	5.375		06/01/2032	396,280
10,000,000	NYC GO1	5.000		10/01/2034	10,594,700
3,800,000	NYC GO1	5.000		08/01/2035	4,006,188
25,000	NYC GO1	5.000		10/15/2027	25,050
5,000	NYC GO1	5.950		08/01/2014	5,023
4,405,000	NYC GO1	5.000		05/15/2036	4,768,324
5,000,000	NYC GO1	5.000		08/01/2029	5,395,350
5,395,000	NYC GO ROLs[8]	18.374	[7]	05/15/2017	7,174,918
1,475,000	NYC GO ROLs[8]	18.363	[7]	05/15/2017	2,029,305

Principal Amount		Coupon		Maturity	Value
New York Continued
$875,000	NYC GO ROLs[8]	18.378%[7]		05/15/2017	$1,188,355
3,000,000	NYC HDC (Multifamily Hsg.)[4]	5.125		11/01/2032	3,041,760
2,435,000	NYC HDC (Multifamily Hsg.)[4]	5.100		11/01/2027	2,497,916
14,110,000	NYC HDC (Multifamily Hsg.)[4]	5.250		11/01/2030	14,417,224
7,205,000	NYC HDC (Multifamily Hsg.)[1]	5.250		11/01/2045	7,256,876
2,840,000	NYC HDC (Multifamily Hsg.)[4]	5.550		11/01/2039	2,936,134
1,675,000	NYC HDC (Multifamily Hsg.)[1]	5.200		11/01/2035	1,672,739
3,090,000	NYC HDC (Multifamily Hsg.)[4]	5.500		11/01/2034	3,202,778
5,100,000	NYC HDC (Multifamily Hsg.)	5.150		11/01/2037	5,234,079
890,000	NYC HDC (Multifamily Hsg.)[1]	4.950		11/01/2039	895,135
10,910,000	NYC HDC (Multifamily Hsg.)[4]	5.700		11/01/2046	11,326,270
8,035,000	NYC HDC (Multifamily Hsg.)[4]	5.200		11/01/2040	8,094,583
780,000	NYC HDC (Multifamily Hsg.)[1]	5.000		11/01/2030	784,524
25,000	NYC HDC (Multifamily Hsg.)[1]	5.550		11/01/2039	25,846
5,140,000	NYC HDC (Multifamily Hsg.)[1]	5.350		11/01/2037	5,221,932
4,685,000	NYC HDC (Multifamily Hsg.)[4]	5.050		11/01/2039	4,692,582
3,735,000	NYC HDC (Multifamily Hsg.)[1]	5.450		11/01/2040	3,801,782
3,500,000	NYC HDC (Multifamily Hsg.)[4]	5.000		11/01/2037	3,505,005
1,215,000	NYC HDC (Multifamily Hsg.)[1]	5.350		05/01/2041	1,230,758
2,670,000	NYC HDC (Multifamily Hsg.)[1]	5.450		11/01/2046	2,620,578
70,000	NYC HDC (Multifamily Hsg.), Series A1	5.500		11/01/2034	70,350
30,000,000	NYC HDC (Multifamily Hsg.), Series B4	5.350		05/01/2049	30,339,973
11,250,000	NYC HDC (Multifamily Hsg.), Series C4	5.050		11/01/2036	11,254,454
8,365,000	NYC HDC (Multifamily Hsg.), Series C4	5.125		05/01/2040	8,389,160
13,180,000	NYC HDC (Multifamily Hsg.), Series G-1[4]	4.875		11/01/2039	13,185,218
1,345,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.200		11/01/2038	1,348,524
3,400,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.250		05/01/2046	3,407,446
15,510,000	NYC HDC (Multifamily Hsg.), Series I-2[4]	5.200		11/01/2038	15,516,141

8	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
30,000	NYC HDC, Series B-2[1]	5.300	05/01/2036	30,028
2,750,000	NYC HDC, Series C4	5.000	11/01/2026	2,794,688
940,000	NYC IDA (Allied Metal)[1]	7.125	12/01/2027	891,487
85,000	NYC IDA (Allied Metal)[1]	6.375	12/01/2014	84,198
2,335,000	NYC IDA (Amboy Properties)[1]	6.750	06/01/2020	2,133,326
2,905,000	NYC IDA (American Airlines)[6]	5.400	07/01/2019	2,992,121
340,000	NYC IDA (American Airlines)[1]	7.500	08/01/2016	352,543
39,860,000	NYC IDA (American Airlines)[1]	8.000	08/01/2028	44,664,724
338,060,000	NYC IDA (American Airlines)[1]	8.500	08/01/2028	364,462,486
59,350,000	NYC IDA (American Airlines)[1]	7.750	08/01/2031	65,935,476
18,200,000	NYC IDA (American Airlines)[1]	7.625	08/01/2025	20,212,010
32,580,000	NYC IDA (American Airlines)[6]	5.400	07/01/2020	33,557,074
3,530,000	NYC IDA (American National Red Cross)[1]	5.000	02/01/2036	3,345,593
675,000	NYC IDA (Atlantic Veal & Lamb)	8.375	12/01/2016	666,427
1,015,000	NYC IDA (Bark Frameworks)	6.750	11/01/2019	969,934
1,035,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2027	1,061,651
5,500,000	NYC IDA (Beth Abraham Health Services)	6.500	02/15/2022	5,647,565
4,220,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2034	4,279,502
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750	10/01/2036	117,132,178
97,130,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650	10/01/2028	78,629,649

Principal Amount		Coupon	Maturity	Value
New York Continued
$22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200%	10/01/2022	$20,344,631
4,145,000	NYC IDA (Calhoun School)	6.625	12/01/2034	4,273,868
16,205,000	NYC IDA (Calhoun School)[1]	6.625	12/01/2034	16,565,237
2,895,000	NYC IDA (Center for Elimination of Family Violence)[1]	7.375	11/01/2036	2,895,608
3,400,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	2,877,556
14,100,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	11,933,394
18,000,000	NYC IDA (Chapin School)[1]	5.000	11/01/2038	16,279,020
1,395,000	NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	1,395,209
875,000	NYC IDA (Comprehensive Care Management)	7.875	12/01/2016	875,595
3,145,000	NYC IDA (Comprehensive Care Management)	6.125	11/01/2035	3,063,922
1,490,000	NYC IDA (Comprehensive Care Management)	6.000	05/01/2026	1,499,059
3,520,000	NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	3,520,810
885,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	855,149
5,685,000	NYC IDA (Cool Wind Ventilation)[1]	6.075	11/01/2027	5,074,488
980,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	946,945
5,500,000	NYC IDA (Family Support Systems)[6]	7.500	11/01/2034	2,749,340
490,000	NYC IDA (Good Shepherd Services)	5.875	06/01/2014	491,068
2,670,000	NYC IDA (Gourmet Boutique)[1]	5.750	05/01/2021	1,968,564
7,290,000	NYC IDA (Guttmacher Institute)[1]	5.750	12/01/2036	6,663,570

9	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
1,745,000	NYC IDA (Herbert G. Birch Childhood Project)	8.375		02/01/2022	1,758,105
700,000	NYC IDA (Independent Living Assoc.)[1]	6.200		07/01/2020	689,745
1,240,000	NYC IDA (Liberty-IAC/Interactive Corp.)[1]	5.000		09/01/2035	1,182,018
1,920,000	NYC IDA (Little Red Schoolhouse)[1]	6.750		11/01/2018	1,920,595
3,745,000	NYC IDA (Manhattan Community Access Corp.)[1]	6.000		12/01/2036	3,530,037
9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375		11/01/2038	8,741,390
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375		11/01/2038	1,805,442
15,560,000	NYC IDA (MediSys Health Network)	6.250		03/15/2024	13,472,470
8,405,000	NYC IDA (Metro Biofuels)[6]	6.000		11/01/2028	4,658,555
2,095,000	NYC IDA (Metropolitan College of New York)[1]	5.750		03/01/2020	2,140,629
40,000,000	NYC IDA (NYU)[4]	5.250		07/01/2048	41,453,696
2,935,000	NYC IDA (Petrocelli Electric)	8.000		11/01/2017	2,761,718
805,000	NYC IDA (Petrocelli Electric)[1]	8.000		11/01/2018	751,475
1,750,000	NYC IDA (PSCH)[1]	6.375		07/01/2033	1,694,857
6,800,000	NYC IDA (Reece School)[1]	7.500		12/01/2037	7,102,396
1,000,000	NYC IDA (Roundabout Theatre)[1]	5.000		10/01/2023	945,730
3,125,000	NYC IDA (Sahadi Fine Foods)[1]	6.750		11/01/2019	3,006,906
200,000	NYC IDA (Samaritan Aids Services)[1]	5.000		11/01/2024	200,298
875,000	NYC IDA (SFTU/YAI/CRV Obligated Group)[1]	5.000		07/01/2026	774,813
4,380,000	NYC IDA (Showman Fabricators)	7.500		11/01/2028	4,030,345
1,625,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	4.750		07/01/2020	1,494,838
995,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	5.250		07/01/2022	886,127
500,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	6.650		07/01/2023	499,930

Principal Amount		Coupon		Maturity	Value
New York Continued
$280,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	7.875%		08/01/2025	$280,084
475,000	NYC IDA (St. Francis College)[1]	5.000		10/01/2034	477,005
955,000	NYC IDA (Stallion)[1]	6.000		11/01/2027	869,470
5,760,000	NYC IDA (Stallion)	5.500		11/01/2036	4,714,675
1,275,000	NYC IDA (Streamline Plastics)	8.125		12/01/2025	1,241,455
225,000	NYC IDA (Streamline Plastics)	7.750		12/01/2015	224,586
6,808,500	NYC IDA (Studio School)[6]	7.000		11/01/2038	4,114,172
605,000	NYC IDA (Surprise Plastics)[6]	7.500		11/01/2013	555,553
2,480,000	NYC IDA (Surprise Plastics)[6]	8.500		11/01/2023	2,046,050
1,500,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[5]	01/01/2021	1,619,865
380,000	NYC IDA (The Bank Street College)[1]	5.250		12/01/2021	380,870
1,000,000	NYC IDA (The Bank Street College)[1]	5.250		12/01/2030	1,000,130
8,800,000	NYC IDA (The Child School)[1]	7.550		06/01/2033	8,823,144
3,570,000	NYC IDA (Therapy & Learning Center)[1]	8.250		09/01/2031	3,581,460
8,610,000	NYC IDA (Tides Two Rivers Foundation)[1]	5.650		12/01/2039	6,262,311
9,580,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/ AeKC/AeL Obligated Group)	5.000		07/01/2028	8,799,517
32,040,000	NYC IDA (Unicef)[1]	5.300		11/01/2038	29,649,175

10	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
10,000,000	NYC IDA (United Jewish Appeal-Federal Jewish Philanthropies)	5.000	07/01/2034	10,509,700
3,640,000	NYC IDA (Urban Resource Institute)[1]	7.375	11/01/2033	3,390,114
70,500,000	NYC IDA (Visy Paper)[1]	7.950	01/01/2028	70,496,475
6,700,000	NYC IDA (Visy Paper)[1]	7.800	01/01/2016	6,705,360
1,930,000	NYC IDA (Vocational Instruction)[6]	7.750	02/01/2033	1,061,268
1,335,000	NYC IDA (W & W Jewelers)[1]	8.250	02/01/2021	1,335,721
2,900,000	NYC IDA (Weizmann Institute)[1]	5.900	11/01/2034	2,717,677
5,930,000	NYC IDA (Weizmann Institute)[1]	5.900	11/01/2034	5,557,181
1,125,000	NYC IDA (World Casing Corp.)[1]	6.700	11/01/2019	1,072,283
100,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2031	100,751
70,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2036	70,186
16,500,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	19,223,160
36,110,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2046	35,590,377
24,270,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.725	11/01/2037	22,269,909
1,220,000	NYC IDA (YMCA of Greater New York)[1]	5.000	08/01/2036	1,230,175
2,715,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	2,743,345
2,650,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	2,942,719
19,740,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	19,826,659
31,750,000	NYC Municipal Water Finance Authority[4]	5.500	06/15/2043	34,026,793
21,570,000	NYC Municipal Water Finance Authority[1]	5.375	06/15/2043	22,937,754
225,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	226,377
1,575,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2037	1,593,774
7,350,000	NYC Municipal Water Finance Authority[1]	5.250	06/15/2040	7,711,032
20,995,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2036	21,190,883
25,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2024	26,296
75,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	77,555
8,950,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	9,587,330
4,495,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	4,514,733

Principal Amount		Coupon	Maturity	Value
New York Continued
$3,000,000	NYC Sales Tax Asset Receivables Corp., Series A1	5.000%	10/15/2032	$3,103,500
700,000	NYC Transitional Finance Authority[1]	5.125	01/15/2034	754,936
15,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250	07/15/2037	15,781,800
1,700,000	NYC Transitional Finance Authority (Building Aid)[1]	5.500	01/15/2039	1,882,580
7,685,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2033	8,105,139
25,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2037	25,916,000
5,410,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2040	5,564,293
7,610,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2029	8,365,673
8,190,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2035	8,670,016
15,000,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000	05/01/2034	15,945,900
20,335,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000	02/01/2030	22,169,973

11	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
6,000,000	NYC Trust for Cultural Resources (Wildlife Conservation Society)	5.000	08/01/2033	6,378,180
1,845,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2035	1,858,007
430,000	NYS DA (Brooklyn Law School)	5.000	07/01/2029	443,498
430,000	NYS DA (Brooklyn Law School)	5.000	07/01/2030	440,071
850,000	NYS DA (Brooklyn Law School)	5.000	07/01/2028	887,289
850,000	NYS DA (Brooklyn Law School)	5.000	07/01/2027	894,871
500,000	NYS DA (Catholic Health System)	5.000	07/01/2032	487,195
260,000	NYS DA (Catholic Health System)	5.000	07/01/2032	253,341
3,335,000	NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2027	3,353,976
300,000	NYS DA (Culinary Institute of America)	5.000	07/01/2034	293,157
285,000	NYS DA (Fordham University)[1]	5.000	07/01/2038	291,053
5,300,000	NYS DA (Interagency Council Pooled Loan Program)[1]	7.000	07/01/2031	5,343,248
5,700,000	NYS DA (Interagency Council)[1]	7.000	07/01/2035	7,188,669
3,000,000	NYS DA (Iona College)	5.000	07/01/2032	3,012,450
3,490,000	NYS DA (Manhattan College)[1]	5.300	07/01/2037	3,473,353
18,230,000	NYS DA (Memorial Sloan-Kettering)[4]	5.000	07/01/2035	18,302,860
150,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2037	152,693
860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2029	879,995
1,000,000	NYS DA (New School University)[1]	5.750	07/01/2050	1,067,220
135,000	NYS DA (New School University)[1]	5.000	07/01/2033	135,043
5,000,000	NYS DA (New School University)[1]	5.000	07/01/2041	4,999,950
150,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2033	150,807
5,000,000	NYS DA (North Shore L.I. Jewish Obligated Group)	5.000	05/01/2039	5,081,800
11,500,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.250	05/01/2034	11,977,365
10,310,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.000	05/01/2041	10,383,923
2,000,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	2,047,260

Principal Amount		Coupon	Maturity	Value
New York Continued
$13,575,000	NYS DA (NYU Hospitals Center)[1]	5.000%	07/01/2036	$13,682,514
6,035,000	NYS DA (Providence Rest)[1]	5.000	07/01/2035	5,188,712
3,100,000	NYS DA (Providence Rest)[1]	5.250	07/01/2025	2,960,965
2,700,000	NYS DA (Providence Rest)[1]	5.125	07/01/2030	2,457,567
1,525,000	NYS DA (School District Bond Financing Program), Series C1	7.500	04/01/2039	1,814,476
1,750,000	NYS DA (School District Bond Financing Program), Series C1	7.250	10/01/2028	2,107,560
2,645,000	NYS DA (School District Bond Financing Program), Series C1	7.375	10/01/2033	3,131,971
1,495,000	NYS DA (School District Financing)[1]	5.000	10/01/2020	1,750,466
1,920,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.100	07/01/2034	1,929,926
5,770,000	NYS DA (Smithtown Special Library District)[1]	6.000	07/01/2028	6,575,030
50,000	NYS DA (St. Barnabas Hospital)	5.125	02/01/2022	50,162
35,000	NYS DA (St. Barnabas Hospital)[1]	5.450	08/01/2035	35,030

12	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
270,000	NYS DA (St. John’s University)	5.000		07/01/2028	286,073
10,750,000	NYS DA (St. John’s University)	5.000		07/01/2030	11,189,890
3,500,000	NYS DA (St. Joseph’s College)[1]	5.250		07/01/2035	3,523,415
49,200,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	50,163,828
1,575,000	NYS DA (St. Thomas Aquinas College)[1]	5.250		07/01/2028	1,575,236
15,915,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2034	16,806,240
5,620,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2034	5,967,035
3,000,000	NYS DA (State University of New York)[1]	5.000		07/01/2035	3,120,960
3,000,000	NYS DA (State University of New York)[1]	5.000		07/01/2040	3,072,270
2,500,000	NYS DA (Teachers College)	5.000		07/01/2034	2,596,775
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250		02/15/2035	5,708,351
4,395,000	NYS DA (The New School)[1]	5.000		07/01/2031	4,595,720
1,000,000	NYS DA (University of Rochester)[1]	0.000	[9]	07/01/2039	1,015,950
60,000	NYS DA (University of Rochester)[1]	5.000		07/01/2034	61,341
11,695,000	NYS DA (Vassar College)[4]	5.000		07/01/2046	11,828,678
2,185,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2038	2,188,234
3,000,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2034	3,021,270
3,105,000	NYS DA (Yeshiva University)[1]	5.000		11/01/2031	3,177,439
5,000,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.125		06/15/2038	5,301,000
1,405,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		06/15/2037	1,448,246
430,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000		06/15/2034	439,688
250,000	NYS EFC (United Waterworks)[1]	5.150		03/01/2034	249,985
15,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	15,059
25,000	NYS ERDA (Brooklyn Union Gas Company)[1]	4.700		02/01/2024	25,799
16,300,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	13.551	[7]	07/01/2026	16,452,894
7,000,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	12.348	[7]	04/01/2020	7,010,360
95,000	NYS ERDA (LILCO)	5.300		08/01/2025	95,314
150,000	NYS ERDA (LILCO)	5.300		08/01/2025	150,497
350,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	355,680
1,350,000	NYS ERDA (Rochester Gas & Electric)[1]	0.120	[5]	08/01/2032	1,129,641
10,220,000	NYS HFA (Affordable Hsg.)[4]	5.450		11/01/2045	10,338,054

Principal Amount		Coupon		Maturity	Value
New York Continued
$150,000	NYS HFA (Affordable Hsg.)	6.750%		11/01/2038	$170,344
600,000	NYS HFA (Affordable Hsg.)[1]	5.200		11/01/2030	619,212
2,365,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2038	2,382,004
2,000,000	NYS HFA (Affordable Hsg.)[1]	5.000		11/01/2042	2,017,780
1,080,000	NYS HFA (Affordable Hsg.)[1]	6.450		11/01/2029	1,176,066
1,485,000	NYS HFA (Children’s Rescue)	7.625		05/01/2018	1,484,733
930,000	NYS HFA (Friendship)[1]	5.100		08/15/2041	931,841
1,185,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	1,187,038
150,000	NYS HFA (Highland Avenue Senior Apartments)[1]	5.000		02/15/2039	149,777

13	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
120,000	NYS HFA (Horizons at Wawayanda)[1]	5.150		11/01/2040	121,271
3,620,000	NYS HFA (Multifamily Hsg.)[1]	4.850		02/15/2038	3,574,533
2,080,000	NYS HFA (Multifamily Hsg.)[1]	5.375		02/15/2035	2,080,562
1,255,000	NYS HFA (Multifamily Hsg.)[1]	6.400		11/15/2027	1,256,933
1,710,000	NYS HFA (Multifamily Hsg.)[1]	5.650		02/15/2034	1,710,958
2,075,000	NYS HFA (Multifamily Hsg.)[1]	5.500		08/15/2030	2,076,287
385,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2013	387,252
470,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2014	470,000
590,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2017	592,732
495,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2015	497,608
535,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2016	537,643
630,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2018	632,703
1,250,000	NYS HFA (State Personal Income Tax Authority)[1]	5.000		03/15/2036	1,291,687
910,000	NYS LGSC (SCSB)	7.750		12/15/2021	920,392
510,000	NYS LGSC (SCSB)	7.375		12/15/2016	511,127
20,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750		11/15/2051	21,389,600
5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.000		11/15/2031	5,161,450
10,000,000	NYS Liberty Devel. Corp. (7 World Trade Center)	5.000		09/15/2040	10,362,600
5,000,000	NYS Power Authority[1]	5.000		11/15/2038	5,262,150
7,650,000	NYS Thruway Authority	5.000		01/01/2032	8,045,352
830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)[1]	5.000		09/15/2035	763,077
50,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)[1]	4.625		09/15/2030	45,652
350,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)[1]	5.300		03/15/2019	350,329
1,185,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2030	1,210,525
1,115,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2037	1,123,931
545,000	Onondaga County, NY IDA Sewage Waste Facilities (Anheuser-Busch Companies)[1]	6.250		12/01/2034	545,747
13,570,000	Onondaga County, NY Res Rec	5.000		05/01/2015	13,234,414
42,834,598	Onondaga County, NY Res Rec	0.000	[9]	05/01/2022	38,474,036
1,540,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000		07/01/2042	1,463,370
1,000,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000		07/01/2032	978,490

Principal Amount		Coupon		Maturity	Value
New York Continued
$3,465,000	Onondaga, NY Civic Devel Corp. (Upstate Properties) [1]	5.250%		12/01/2041	$3,529,241
2,000,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.375		07/01/2040	2,020,680
1,435,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000		07/01/2042	1,351,555
2,120,000	Orange County, NY IDA (Arden Hill Life Care Center)	7.000		08/01/2021	2,120,000
2,090,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2031	1,980,003
2,325,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2031	2,324,628

14	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375	12/01/2026	2,235,224
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375	12/01/2021	1,716,372
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375	12/01/2026	6,330,633
10,500,000	Peekskill, NY IDA (Drum Hill)1,[3]	6.375	10/01/2028	10,160,850
27,735,000	Port Authority NY/NJ (Continental Airlines)[1]	9.125	12/01/2015	28,323,814
31,965,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	32,124,186
16,505,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	16,669,720
40,000,000	Port Authority NY/NJ (KIAC)1,[3]	6.750	10/01/2019	38,459,200
250,000	Port Authority NY/NJ, 131st Series[1]	4.750	06/15/2033	250,980
95,000	Port Authority NY/NJ, 132nd Series[1]	5.000	09/01/2038	95,246
19,175,000	Port Authority NY/NJ, 136th Series[4]	5.375	11/01/2028	19,724,806
33,025,000	Port Authority NY/NJ, 136th Series[4]	5.125	05/01/2034	33,464,829
22,855,000	Port Authority NY/NJ, 136th Series[4]	5.500	11/01/2029	23,528,684
5,050,000	Port Authority NY/NJ, 136th Series[1]	5.125	05/01/2034	5,117,216
26,000,000	Port Authority NY/NJ, 138th Series[4]	4.750	12/01/2034	26,150,280
27,255,000	Port Authority NY/NJ, 141st Series[4]	4.500	09/01/2029	27,470,978
35,000	Port Authority NY/NJ, 143rd Series[1]	5.000	04/01/2036	35,650
47,910,000	Port Authority NY/NJ, 143rd Series[4]	5.000	10/01/2030	49,178,178
17,500,000	Port Authority NY/NJ, 144th Series[1]	5.000	10/01/2035	18,704,175
10,000	Port Authority NY/NJ, 146th Series[1]	4.500	12/01/2034	9,932
26,100,000	Port Authority NY/NJ, 146th Series[4]	4.750	12/01/2027	26,467,853
10,000	Port Authority NY/NJ, 146th Series[1]	4.750	12/01/2027	10,142
12,840,000	Port Authority NY/NJ, 146th Series[4]	4.500	12/01/2034	12,753,452
17,790,000	Port Authority NY/NJ, 147th Series[4]	5.000	10/15/2027	18,650,835
20,000,000	Port Authority NY/NJ, 147th Series[4]	5.000	10/15/2032	20,375,980
13,005,000	Port Authority NY/NJ, 147th Series[4]	4.750	10/15/2028	13,110,073
15,000,000	Port Authority NY/NJ, 151st Series[4]	6.000	09/15/2028	16,646,400
82,000,000	Port Authority NY/NJ, 151st Series[4]	5.750	03/15/2035	86,300,342
13,715,000	Port Authority NY/NJ, 152nd Series[4]	5.250	05/01/2038	14,067,758
101,940,000	Port Authority NY/NJ, 152nd Series[4]	5.250	11/01/2035	104,944,172
22,500,000	Port Authority NY/NJ, 152nd Series[4]	5.750	11/01/2030	24,085,350
15,300,000	Port Authority NY/NJ, 161st Series[4]	5.000	10/15/2031	16,680,672
20,250,000	Port Authority NY/NJ, 163rd Series[4]	5.000	07/15/2039	20,823,480

Principal Amount		Coupon	Maturity	Value
New York Continued
$21,515,000	Port Authority NY/NJ, 166th Series[4]	5.000%	01/15/2041	$22,028,121
15,000,000	Port Authority NY/NJ, 166th Series[4]	5.250	07/15/2036	16,047,600
400,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2034	409,740
50,660,000	Port Authority NY/NJ, 37th Series[4]	5.250	07/15/2034	51,439,657
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	6.000	08/01/2032	2,757,287
2,525,000	Ramapo, NY Local Devel. Corp.[1]	5.000	03/15/2033	2,576,460
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2036	1,506,450
7,300,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	7,361,904

15	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
6,385,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.625		06/01/2035	6,239,869
4,820,000	Rensselaer, NY City School District COP[1]	5.000		06/01/2036	4,717,286
1,075,000	Riverhead, NY IDA (Michael Reilly Design)	8.875		08/01/2021	1,079,021
1,195,000	Rockland County, NY IDA (CRV/Rockland County Assoc. for the Learning Disabled Obligated Group)[1]	4.900		07/01/2021	1,071,461
30,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.875	[2]	08/15/2045	1,027,500
9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625		08/15/2035	9,015,593
13,095,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	12,789,101
486,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.596	[2]	08/15/2060	1,744,740
25,000	Sanford Town, NY GO1	5.250		04/15/2019	26,373
55,000	Sanford Town, NY GO1	5.250		04/15/2034	55,493
40,000	Sanford Town, NY GO1	5.250		04/15/2029	40,654
40,000	Sanford Town, NY GO1	5.250		04/15/2028	40,722
35,000	Sanford Town, NY GO1	5.250		04/15/2025	35,926
45,000	Sanford Town, NY GO1	5.250		04/15/2031	45,585
25,000	Sanford Town, NY GO1	5.250		04/15/2018	26,593
60,000	Sanford Town, NY GO1	5.250		04/15/2035	60,438
25,000	Sanford Town, NY GO1	5.250		04/15/2020	26,211
45,000	Sanford Town, NY GO1	5.250		04/15/2030	45,661
30,000	Sanford Town, NY GO1	5.250		04/15/2024	30,905
60,000	Sanford Town, NY GO1	5.250		04/15/2036	60,381
30,000	Sanford Town, NY GO1	5.250		04/15/2023	31,023
20,000	Sanford Town, NY GO1	5.250		04/15/2016	21,641
40,000	Sanford Town, NY GO1	5.250		04/15/2027	40,825
25,000	Sanford Town, NY GO1	5.250		04/15/2017	26,849
30,000	Sanford Town, NY GO1	5.250		04/15/2022	31,142
35,000	Sanford Town, NY GO1	5.250		04/15/2026	35,812
20,000	Sanford Town, NY GO1	5.250		04/15/2015	21,101
50,000	Sanford Town, NY GO1	5.250		04/15/2033	50,520
30,000	Sanford Town, NY GO1	5.250		04/15/2021	31,252
50,000	Sanford Town, NY GO1	5.250		04/15/2032	50,591
2,650,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000		10/01/2027	2,682,542

Principal Amount		Coupon		Maturity	Value
New York Continued
$28,260,000	SONYMA, Series 109[4]	4.950%		10/01/2034	$28,261,357
22,640,000	SONYMA, Series 137[4]	4.700		10/01/2031	22,658,355
12,600,000	SONYMA, Series 140[4]	4.750		10/01/2037	11,891,275
7,785,000	SONYMA, Series 143[4]	4.900		10/01/2037	7,655,120
1,510,000	St. Lawrence County, NY IDA (Clarkson University)	5.000		09/01/2041	1,513,020
4,775,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.375		09/01/2041	4,906,408
520,000	St. Lawrence County, NY IDA (Clarkson University)[1]	6.000		09/01/2034	575,474
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	7.250		12/01/2029	3,521,180

16	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
1,280,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2030	1,362,816
1,355,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2031	1,436,246
11,850,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)[1]	5.000	07/01/2028	12,104,894
1,005,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.750	06/01/2027	956,308
1,075,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.000	12/01/2019	1,035,827
4,250,000	Suffolk County, NY Economic Devel. Corp., Series A1	7.375	12/01/2040	4,254,973
635,000	Suffolk County, NY IDA (ACLD)[1]	6.000	12/01/2019	611,861
1,585,000	Suffolk County, NY IDA (ALIA-ACLD)1,[3]	5.950	10/01/2021	1,493,926
30,000	Suffolk County, NY IDA (ALIA-ADD)	7.500	09/01/2015	30,304
215,000	Suffolk County, NY IDA (ALIA-ADD)[1]	7.125	06/01/2017	215,654
80,000	Suffolk County, NY IDA (ALIA-ADD)[1]	6.950	12/01/2014	80,126
845,000	Suffolk County, NY IDA (ALIA-Adelante)[1]	6.500	11/01/2037	752,236
2,200,000	Suffolk County, NY IDA (ALIA-DDI)1,[3]	5.950	10/01/2021	2,117,214
615,000	Suffolk County, NY IDA (ALIA-FREE)[1,3]	5.950	10/01/2021	579,662
350,000	Suffolk County, NY IDA (ALIA-IGHL)[1,3]	6.000	10/01/2031	305,347
665,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	620,585
440,000	Suffolk County, NY IDA (ALIA-IGHL)1,[3]	5.950	10/01/2021	414,717
615,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	573,924
160,000	Suffolk County, NY IDA (ALIA-NYS ARC)	7.500	09/01/2015	161,621
120,000	Suffolk County, NY IDA (ALIA-Pederson-Krag Center)[1]	8.375	06/01/2016	120,384
135,000	Suffolk County, NY IDA (ALIA-SMCFS)	7.500	09/01/2015	136,368
100,000	Suffolk County, NY IDA (ALIA-Suffolk Hostels)	7.500	09/01/2015	100,857
290,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	6.950	12/01/2014	290,139
35,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	6.375	06/01/2014	35,038
65,000	Suffolk County, NY IDA (ALIA-UCPAGS)	7.500	09/01/2015	65,658
295,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	7.000	06/01/2016	295,245
1,475,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1,3]	5.950	10/01/2021	1,390,247
3,530,000	Suffolk County, NY IDA (ALIA-UVBH)[1]	6.500	11/01/2037	3,142,477
600,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	559,926
365,000	Suffolk County, NY IDA (Catholic Charities)1,[3]	6.000	10/01/2020	349,294
320,000	Suffolk County, NY IDA (DDI)[1,3]	6.000	10/01/2020	306,231

Principal Amount		Coupon	Maturity	Value
New York Continued
$305,000	Suffolk County, NY IDA (DDI)[1,3]	6.000%	10/01/2020	$291,876

17	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
115,000	Suffolk County, NY IDA (DDI)[1]	6.000		12/01/2019	110,809
380,000	Suffolk County, NY IDA (Dowling College)[1]	5.000		06/01/2036	337,083
2,600,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)[1]	5.375		01/01/2027	2,403,362
2,040,000	Suffolk County, NY IDA (Federation of Organizations)[1]	8.125		04/01/2030	2,041,775
2,450,000	Suffolk County, NY IDA (Gurwin Jewish-Phase II)[1]	6.700		05/01/2039	2,474,084
2,420,000	Suffolk County, NY IDA (Huntington First Aid Squad)	6.750		11/01/2017	2,419,927
760,000	Suffolk County, NY IDA (Independent Group Home Living)[1,3]	6.000		10/01/2020	727,297
170,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000		12/01/2019	163,805
5,600,000	Suffolk County, NY IDA (Jefferson’s Ferry)[1]	5.000		11/01/2028	5,703,040
4,065,000	Suffolk County, NY IDA (L.I. Network Community Services)[1]	7.550		02/01/2034	4,206,299
7,680,000	Suffolk County, NY IDA (Medford Hamlet Assisted Living)[1]	6.375		01/01/2039	6,698,573
635,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.750		11/01/2036	617,938
1,865,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.750		11/01/2036	1,814,887
2,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000		03/01/2026	2,019,300
26,425,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500		01/01/2023	24,886,272
4,800,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	7.200		02/01/2035	4,234,752
2,365,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	8.125		04/01/2030	2,365,047
930,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)[1]	5.250		07/01/2022	828,239
310,000	Suffolk County, NY IDA (Suffolk Hotels)[1,3]	6.000		10/01/2020	296,661
3,165,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	7.875		09/01/2041	3,216,684
1,240,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	6.000		12/01/2019	1,194,814
640,000	Suffolk County, NY IDA (WORCA)[1,3]	6.000		10/01/2020	612,461
10,080,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	9,235,498
287,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[2]	06/01/2048	7,259,187
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.625		06/01/2044	109,540,248
29,915,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2048	24,882,699
3,005,000	Sullivan County, NY Community College COP[6]	5.750		08/15/2025	2,511,339
6,405,000	Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)[1]	8.500		11/01/2031	6,521,123
2,345,000	Syracuse, NY Hsg. Authority (Pavilion on James)	7.500		11/01/2042	2,052,860

18	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
203,935,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2036	199,895,048
1,000,000	Syracuse, NY IDA (Crouse Irving Health Hospital)[1]	5.375	01/01/2023	998,110

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 4,980,000	Syracuse, NY IDA (James Square)	2.552%[2]	08/01/2025	$2,320,780
615,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375	03/01/2021	572,965
2,050,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375	03/01/2031	1,775,587
2,425,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)	5.000	07/01/2032	2,355,839
1,700,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)	5.000	07/01/2038	1,585,658
30,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800	02/01/2028	31,476
2,000,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000	09/01/2030	2,067,220
185,000	Ulster County, NY Res Rec[1]	5.000	03/01/2020	192,633
3,005,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450	06/01/2040	2,695,124
1,925,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250	06/01/2025	1,878,935
3,180,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000	06/01/2040	2,820,501
3,550,000	Utica, NY IDA (Utica College Civic Facility)[1]	6.850	12/01/2031	3,555,254
1,280,000	Warren & Washington Counties, NY IDA (GFH/GFHF Obligated Group)[1]	5.000	12/01/2035	1,280,166
20,000	Westchester County, NY GO1	5.375	12/15/2014	20,216
10,645,000	Westchester County, NY Healthcare Corp., Series A1	5.000	11/01/2030	10,969,247
1,700,000	Westchester County, NY Healthcare Corp., Series B1	5.125	11/01/2041	1,724,650
1,215,000	Westchester County, NY IDA (Clearview School)[1]	7.250	01/01/2035	1,205,705
1,225,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375	08/01/2024	1,259,067
755,000	Westchester County, NY IDA (JDAM)[1]	6.750	04/01/2016	761,327
460,000	Westchester County, NY IDA (Lawrence Hospital)	5.125	01/01/2018	460,837
3,400,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.000	01/01/2028	3,333,564
1,710,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.500	11/01/2033	1,746,320
600,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.500	11/01/2013	601,734
59,400,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2038	49,359,024
52,815,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2045	40,534,456

19	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
4,500,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2026	4,141,800
3,155,000	Yonkers, NY IDA (Hudson Scenic Studio)[1]	6.625		11/01/2019	3,019,493
3,770,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.650		02/01/2039	3,773,318
1,455,000	Yonkers, NY IDA (Philipsburgh Hall Associates)	7.500		11/01/2030	1,132,848
1,050,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000		06/01/2041	1,108,611

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 460,000	Yonkers, NY IDA (St. Joseph’s Hospital)	8.500%		12/30/2013	$461,159
1,200,000	Yonkers, NY IDA (St. Joseph’s Hospital)[1]	6.150		03/01/2015	1,200,480
1,900,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-A1	6.150		03/01/2015	1,900,760
500,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-B1	6.150		03/01/2015	500,200
685,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2018	685,096
1,215,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2024	1,108,128

					5,438,286,540
U.S. Possessions—29.3%
825,000	Guam Education Financing Foundation COP[1]	5.000		10/01/2023	817,385
10,000,000	Guam GO1	7.000		11/15/2039	10,562,900
6,000,000	Guam GO1	6.750		11/15/2029	6,292,980
2,400,000	Guam Government Business Privilege[1]	5.000		01/01/2031	2,483,472
5,400,000	Guam Government Business Privilege[1]	5.250		01/01/2036	5,567,292
345,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	366,390
7,700,000	Guam Power Authority, Series A1	5.500		10/01/2040	7,689,220
1,140,000	Guam Power Authority, Series A	5.000		10/01/2034	1,095,586
2,790,000	Guam Power Authority, Series A	5.000		10/01/2030	2,898,615
1,560,000	Guam Power Authority, Series A	5.000		10/01/2024	1,744,142
1,230,000	Guam Power Authority, Series A	5.000		10/01/2023	1,403,024
1,865,000	Northern Mariana Islands Commonwealth, Series A1,3	5.000		10/01/2022	1,626,765
31,250,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	23,566,875
7,795,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	5,444,730
15,130,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	13,534,239
55,825,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	47,618,167
1,950,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.000		07/01/2033	1,369,329
1,580,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2029	1,160,447
80,800,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	61,525,160
1,695,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2042	1,168,974
10,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2024	7,808,600
15,350,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2047	11,394,151
30,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.125		07/01/2047	22,810,800
16,250,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	12,005,175
19,000,000	Puerto Rico Aqueduct & Sewer Authority[4]	5.125		07/01/2047	14,446,840
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	3,736,000
101,270,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	75,668,944
168,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.627	[2]	05/15/2050	9,815,125

20	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.627	[2]	05/15/2057	45,089,663
56,685,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	49,148,729
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.375	[2]	05/15/2057	29,089,680
745,000,000	Puerto Rico Children’s Trust Fund (TASC)	6.324	[2]	05/15/2055	18,595,200
2,200,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	1,633,478
30,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	21,448,200
3,670,000	Puerto Rico Commonwealth GO1	6.000		07/01/2040	2,652,970
38,095,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	25,818,124

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$5,675,000	Puerto Rico Commonwealth GO1	6.500%		07/01/2040	$4,371,793
6,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	4,667,700
43,385,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	30,377,309
5,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2028	3,915,200
2,000,000	Puerto Rico Commonwealth GO1	5.000		07/01/2033	1,386,300
770,000	Puerto Rico Commonwealth GO1	5.875		07/01/2036	560,021
7,850,000	Puerto Rico Commonwealth GO1	5.500		07/01/2029	5,919,293
390,000	Puerto Rico Commonwealth GO1	6.000		07/01/2039	283,023
3,315,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	2,374,800
5,000,000	Puerto Rico Commonwealth GO1	5.375		07/01/2033	3,560,650
76,300,000	Puerto Rico Commonwealth GO1	5.500		07/01/2032	55,350,309
10,230,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	7,290,103
10,455,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	7,298,845
2,920,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	2,077,492
1,270,000	Puerto Rico Commonwealth GO1	6.000		07/01/2028	1,112,837
1,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2028	796,130
14,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2031	10,462,475
1,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	759,690
2,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	1,801,425
3,205,000	Puerto Rico Commonwealth GO1	5.625		07/01/2033	2,310,709
29,890,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	21,412,598
2,700,000	Puerto Rico Commonwealth GO1	6.000		07/01/2035	1,986,849
10,105,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2029	7,588,047
510,000	Puerto Rico Electric Power Authority, Series RR1	5.000		07/01/2024	427,457
3,550,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2037	2,444,707
60,000,000	Puerto Rico Electric Power Authority, Series UU1	0.704	[5]	07/01/2029	38,500,200
170,000	Puerto Rico Electric Power Authority, Series WW1	5.500		07/01/2038	121,936
270,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	232,273
4,945,000	Puerto Rico Highway & Transportation Authority[1]	5.300		07/01/2035	3,394,841
4,845,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2030	3,779,488
9,515,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	6,883,341
4,000,000	Puerto Rico Highway & Transportation Authority	5.500		07/01/2029	3,191,840

21	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
1,840,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2042	1,217,657
8,980,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2033	6,224,487
1,120,000	Puerto Rico Highway & Transportation Authority, Series H1	5.450		07/01/2035	774,480
6,500,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027	4,697,680
1,145,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	780,260
2,600,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2023	2,255,422

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$ 915,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250%		07/01/2030	$641,836
10,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	11,528
78,610,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	51,188,474
3,190,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2032	2,462,584
57,615,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	39,496,811
675,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	452,884
16,955,000	Puerto Rico Infrastructure	5.650	[2]	07/01/2029	5,140,586
25,000,000	Puerto Rico Infrastructure	5.800	[2]	07/01/2032	5,541,500
65,725,000	Puerto Rico Infrastructure	5.730	[2]	07/01/2045	4,843,933
17,490,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	11,734,741
41,740,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	26,846,751
5,000,000	Puerto Rico Infrastructure[1]	6.000		12/15/2026	4,125,400
15,000,000	Puerto Rico Infrastructure[1]	5.500		07/01/2027	12,173,700
25,255,000	Puerto Rico Infrastructure[1]	5.000		07/01/2031	17,984,338
1,295,000	Puerto Rico Infrastructure[1]	5.500		07/01/2026	1,055,075
142,985,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	93,387,793
1,680,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	1,364,429
875,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	682,736
1,350,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	1,109,416
1,355,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		12/01/2021	1,279,919
1,200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	896,112
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	4,635,062
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.500		12/01/2031	5,196,866
23,000,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	20,880,550
5,000,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250		07/01/2026	5,215,850
650,000	Puerto Rico ITEMECF (International American University)	5.000		10/01/2031	538,389

22	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
5,250,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	4,913,685
550,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.600		05/01/2014	550,126
7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)	5.750		06/01/2029	4,798,850
200,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2042	137,110
5,490,000	Puerto Rico ITEMECF (University Plaza)[1]	5.000		07/01/2033	3,805,394
4,990,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2025	3,729,776
18,585,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	13,610,725
1,980,000	Puerto Rico Public Buildings Authority[1]	5.875		07/01/2039	1,427,204
7,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	5,858,025
31,050,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2041	22,241,736
121,570,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	87,225,259

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$ 1,500,000	Puerto Rico Public Buildings Authority[1]	6.250%		07/01/2021	$1,308,630
9,450,000	Puerto Rico Public Buildings Authority[1]	5.375		07/01/2033	6,736,622
7,500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	5,979,300
2,110,000	Puerto Rico Public Buildings Authority[1]	5.625		07/01/2039	1,499,767
7,500,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2037	5,026,275
850,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2037	606,713
8,000,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	6,431,440
90,355,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2036	60,201,729
11,810,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	8,474,266
75,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500		08/01/2037	59,990
296,445,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.250		08/01/2057	244,675,937
106,150,000	Puerto Rico Sales Tax Financing Corp., Series A	6.000	[2]	08/01/2056	6,372,184
643,700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.177	[2]	08/01/2054	44,177,131
5,775,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	5,034,414
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	[2]	08/01/2042	4,620,000
80,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.504	[2]	08/01/2043	11,536,800
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1[1]	5.250		08/01/2043	7,569,900
7,500,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	5,693,625
4,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.375		08/01/2036	3,157,360
1,450,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	1,191,798
250,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2042	203,958
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.750		08/01/2057	84,290,100

23	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
39,470,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[9]	08/01/2032	29,393,309
4,525,000	University of Puerto Rico[1]	5.000		06/01/2026	3,340,400
7,280,000	University of Puerto Rico, Series P1	5.000		06/01/2030	5,054,868
24,375,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	16,924,781
67,190,000	University of Puerto Rico, Series Q1	5.000		06/01/2036	44,545,626
7,390,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000		10/01/2032	7,178,203
6,160,000	V.I. Public Finance Authority (Matching Fund Loan Notes)	5.000		10/01/2032	5,983,454
590,000	V.I. Public Finance Authority (Matching Fund Loan Notes)[1]	6.000		10/01/2039	604,608
750,000	V.I. Public Finance Authority, Series A1	5.250		10/01/2024	763,305
11,100,000	V.I. Tobacco Settlement Financing Corp.	7.300	[2]	05/15/2035	1,355,199
1,015,000	V.I. Water & Power Authority, Series A1	5.000		07/01/2031	881,951

					1,899,745,834

Total Municipal Bonds and Notes (Cost $8,591,757,200)					7,338,032,374

Shares
Common Stocks—0.1%
1,401	CMS Liquidating Trust[10,11] (Cost $4,483,200)				4,483,20000
Total Investments, at Value (Cost $8,596,240,400)—111.3%					7,342,515,5744
Other Assets Net of Liabilities—(11.3)					(745,106,129)

Net Assets—100.0%					$6,597,409,4455

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Zero coupon bond reflects effective yield on the date of purchase.
3.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after September 30, 2013. See accompanying Notes.
4.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
5.	Represents the current interest rate for a variable or increasing rate security.
6.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
7.	Represents the current interest rate for an inverse floating rate security. See accompanying Notes
8.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement. See accompanying Notes.
9.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
10.	Non-income producing security.
11.	Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ADD	Aid to the Developmentally Disabled
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central

24	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

AeJFK	Aero JFK
AeKC	Aero Kansas City
AeL	Aero Lauderdale
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
CHSLI	Catholic Health Services of Long Island
CFGA	Child and Family Guidance Assoc.
CNGCS	Central Nassau Guidance and Counseling Services
COP	Certificates of Participation
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FREE	Family Residences and Essential Enterprises
GFH	Glen Falls Hospital
GFHF	Glen Falls Hospital Foundation
GJSR	Gurwin Jewish Senior Residences
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HH	Harmony Heights, Inc.
HHS	Harmony Heights School

Footnotes to Statement of Investments Continued

IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
JDAM	Julia Dyckman Andrus Memorial
L.I.	Long Island
LGSC	Local Government Services Corp.
LIFERS	Long Inverse Floating Exempt Receipts
LILCO	Long Island Lighting Corp.
LVH	Little Village House
MMC	Mercy Medical Center
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
Res Rec	Resource Recovery Facility
RIBS	Residual Interest Bonds
ROLS	Reset Option Longs
SCHRC	St. Charles Hospital and Rehabilitation Center
SCSB	Schuyler Community Services Board
SFH	St. Francis Hospital
SFTU	Services for the Underserved
SMCFS	St. Mary’s Children and Family Services

25	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS      Unaudited / Continued

SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UVBH	United Veteran’s Beacon House
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

26	OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS      Unaudited

The Fund has changed its name to Oppenheimer Rochester Fund Municipals from Rochester Fund Municipals.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2013, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$14,940,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of September 30, 2013 is as follows:

Cost	$63,938,988
Market Value	$54,802,144
Market Value as a % of Net Assets	0.83%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond

27	OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS      Unaudited / (Continued)

(the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income)

28	OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS      Unaudited / (Continued)

and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2013, the Fund’s maximum exposure under such agreements is estimated at $361,655,000.

29	OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS      Unaudited / (Continued)

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At September 30, 2013, municipal bond holdings with a value of $1,487,292,125 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $838,790,000 in short-term floating rate securities issued and outstanding at that date.

At September 30, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 23,960,000	NY Austin Trust Various States Inverse Certificates	8.002%	11/1/39	$23,975,813
16,400,000	NY Austin Trust Various States Inverse Certificates	11.933	7/1/48	17,853,696
31,175,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) LIFERS	11.205	1/15/46	34,661,924
7,500,000	NY Liberty Devel. Corp. ROLs[3]	9.742	1/15/37	8,132,850
15,660,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.532	12/1/27	16,027,853
23,955,000	NY/NJ Port Authority Austin Trust Inverse Certificates	9.353	10/1/30	25,223,178
7,700,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.113	12/1/34	7,613,452
2,430,000	NYC GO DRIVERS	10.299	2/1/26	2,659,100
4,170,000	NYC GO DRIVERS	10.297	6/1/28	4,503,433
4,015,000	NYC GO DRIVERS	10.291	9/1/29	4,354,388
5,460,000	NYC GO DRIVERS	9.343	2/1/26	5,912,306
5,000,000	NYC GO ROLs	19.242	3/1/21	7,894,800
4,180,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.561	5/1/34	4,204,160
1,500,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.555	5/1/34	1,541,760
2,730,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	20.78	5/1/29	3,146,270
710,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	20.192	5/1/29	806,134
775,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	19.927	5/1/29	887,778
1,225,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.451	5/1/34	1,287,916
4,015,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.713	5/1/14	4,074,583
1,375,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.303	5/1/34	1,419,688
2,340,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.413	5/1/34	2,347,582
1,750,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.303	5/1/34	1,755,005
3,955,000	NYC HDC (Multifamily Hsg.) ROLs[3]	17.183	5/1/26	4,262,224
11,420,000	NYC HDC (Multifamily Hsg.) ROLs[3]	13.035	11/1/40	11,759,973
15,875,000	NYC Municipal Water Finance Authority LIFERS	10.377	6/15/43	18,151,793
10,170,000	NYC Transitional Finance Authority (Future Tax) ROLs[3]	9.517	2/1/30	12,004,973
7,500,000	NYC Transitional Finance Authority (Future Tax) ROLs[3]	9.519	5/1/34	8,445,900
8,205,000	NYS DA (Memorial Sloan-Kettering) DRIVERS	10.297	1/1/30	8,277,860
5,265,000	NYS DA (Vassar College) DRIVERS	10.295	7/1/37	5,398,678
3,410,000	NYS HFA ROLs[3]	14.793	5/1/38	3,528,054
3,750,000	Port Authority NY/NJ ROLs[3]	22.103	9/15/24	5,396,400
4,895,000	Port Authority NY/NJ, 11588th Series ROLs	16.886	10/15/27	5,755,835
3,580,000	Port Authority NY/NJ, 11588th Series ROLs	15.958	10/15/27	3,685,073
5,500,000	Port Authority NY/NJ, 11588th Series ROLs	16.895	10/15/27	5,875,980

30	OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS      Unaudited / (Continued)

9,090,000	Port Authority NY/NJ, 11589th Series ROLs	12.511	3/1/25	9,305,978
11,430,000	Port Authority NY/NJ, 136th Series DRIVERS	10.312	5/1/25	12,103,684
11,015,000	Port Authority NY/NJ, 136th Series DRIVERS	13.951	5/1/29	11,454,829
11,880,000	Port Authority NY/NJ, 136th Series DRIVERS	8.269	5/1/24	12,429,806
13,000,000	Port Authority NY/NJ, 138th Series DRIVERS	8.797	6/1/29	13,150,280
24,000,000	Port Authority NY/NJ, 151st Series LIFERS	17.10	3/15/35	27,775,680
4,570,000	Port Authority NY/NJ, 152nd Series DRIVERS	14.328	5/1/31	4,922,758
30,970,000	Port Authority NY/NJ, 152nd Series LIFERS	10.446	11/1/35	32,795,372
10,125,000	Port Authority NY/NJ, 163rd Series LIFERS	9.379	7/15/39	10,698,480
10,755,000	Port Authority NY/NJ, 166th Series	9.370	1/15/41	11,268,121
20,000,000	Port Authority NY/NJ, 3090th Series DRIVERS	9.818	5/1/16	21,178,800
7,500,000	Port Authority NY/NJ, 3114th Series DRIVERS	15.855	5/1/16	9,085,350
3,335,000	Port Authority NY/NJ, 3115th Series DRIVERS	15.847	3/15/16	3,859,662
7,500,000	Port Authority NY/NJ, 3249th Series ROLs[3]	9.976	7/15/36	8,547,600
7,650,000	Port Authority NY/NJ, 3264th Series ROLs[3]	9.469	10/15/31	9,030,672
25,330,000	Port Authority NY/NJ, 37th Series DRIVERS	9.808	1/15/29	26,109,657
9,500,000	Puerto Rico Aqueduct & Sewer Authority ROLs[3]	9.502	7/1/39	4,946,840
148,225,000	Puerto Rico Sales Tax Financing Corp. LIFERS[3]	9.680	8/1/57	96,455,937
23,815,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	21.056	12/1/47	12,860,100
6,320,000	SONYMA ROLs[3]	8.767	10/1/31	5,611,275
11,330,000	SONYMA ROLs[3]	8.684	10/1/26	11,348,355
16,960,000	SONYMA ROLs[3]	7.800	4/1/29	16,961,357
3,905,000	SONYMA ROLs[3]	9.070	10/1/31	3,775,120

				$648,502,125

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $838,790,000 of September 30, 2013.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for

31	OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS      Unaudited / (Continued)

which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued

Securities Valuation (Continued)

based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

32	OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS      Unaudited / (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation

Securities Valuation (Continued)

Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

33	OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS      Unaudited / (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of September 30, 2013 based on valuation input level:

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	—	5,438,286,540	—	5,438,286,540
U.S. Possessions	—	1,899,745,834	—	1,899,745,834
Common Stocks	—	—	4,483,200	4,483,200

Total Assets	$—	$7,338,032,374	$4,483,200	$7,342,515,574

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2 *	Transfers into Level 3 *
Assets Table
Investments, at Value:
Common Stocks	$(4,483,200)	$4,483,200

Total Assets	$(4,483,200)	$4,483,200

*Transferred	from Level 2 to Level 3 because of the lack of observable market data.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$7,751,820,797 [1]

Gross unrealized appreciation	$189,355,401
Gross unrealized depreciation	(1,460,521,589)

Net unrealized depreciation	$(1,271,166,188)

34	OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS      Unaudited / (Continued)

1.	The Federal tax cost of securities does not include cost of $861,860,965, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

35	OPPENHEIMER ROCHESTER FUND MUNICIPALS

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Fund Municipals

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/11/2013